The company - Collaboration and license agreements concluded with Sanofi for the development of "NK Cell engages" in oncology (Details) € in Millions					1 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 19, 2023 EUR (€) option	Jul. 11, 2023 EUR (€)	Dec. 19, 2022 EUR (€) target_option	Jan. 05, 2021 EUR (€)	Mar. 31, 2023 EUR (€) option	Dec. 31, 2021 EUR (€)	Jan. 31, 2016 EUR (€) target_option	Apr. 30, 2024 EUR (€)	Jun. 30, 2022 EUR (€) preclinicalMolecule	Dec. 31, 2025 option preclinicalMolecule	Oct. 09, 2024	Jul. 25, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of preclinical molecules | preclinicalMolecule									4
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of specified targets | target_option							2
Maximum amount receivable from counter party upon achievement of certain milestones							€ 192.0
Milestone payment received	€ 15.0	€ 2.0		€ 7.0		€ 3.0		€ 4.0	€ 3.0
Number of exclusive options granted | option	2				2					2
Exercise period, terms										3 years
Number of options excercised for licenses | option	1
Number of preclinical molecules | preclinicalMolecule										2
Termination notice period (in days)											90 days
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum amount receivable from counter party upon achievement of certain milestones			€ 1,350.0
Milestone payment received					€ 25.0
Number of additional targets | target_option			2
Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Termination notice period (in days)												90 days